Loans Receivable and Allowance for Loan Losses - Information About Delinquencies in Loan Portfolio (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 5,333	$ 6,656
Current	1,004,918	774,869
Total	1,010,251	781,525
Commercial Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		201
Total		201
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	996,820	771,317
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	5,138	6,291
Current	697,300	611,403
Total	702,438	617,694
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	123,918	56,244
Total	123,918	56,244
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	184	186
Current	170,280	97,193
Total	170,464	97,379
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,571
Total	2,571	201
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	10,860	10,007
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	9	160
Current	10,288	9,177
Total	10,297	9,337
Consumer [Member] | Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	2	19
Current	561	651
Total	563	670
30-59 Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	1,605	2,612
30-59 Days Past Due [Member] | Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	1,594	2,493
30-59 Days Past Due [Member] | Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	9	100
30-59 Days Past Due [Member] | Consumer [Member] | Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	2	19
60-89 Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	665	992
60-89 Days Past Due [Member] | Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	665	992
90 Days Or More Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	3,063	3,052
90 Days Or More Past Due [Member] | Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	2,879	2,806
90 Days Or More Past Due [Member] | Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 184	186
90 Days Or More Past Due [Member] | Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		$ 60